Note 10 - Intangible Assets	12 Months Ended
Sep. 30, 2012
Intangible Assets Disclosure [Text Block]
Intangible Assets Disclosure [Text Block]

NOTE 10. INTANGIBLE ASSETS

The markets in which the Company operates have recently been adversely affected by significant declines in the volume of securities transactions and in significant fluctuations in market liquidity together with existing and anticipated unfavorable financial and economic conditions.

The Company believes that the intangible assets, which consist substantially of customer relationships, will be held and used. To determine the fair value of the intangible assets, the Company used the guidance provided by professional standards defining Fair Value Measurements. These professional standards provide a fair value hierarchy which gives priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. There is no active market for assets identical to the Company’s acquired customer relationships. Additionally, the Company was unable to identify the following Level 2 inputs: 1) quoted prices for similar assets in active markets, 2) quoted prices for similar or identical assets in markets that are not active, or 3) inputs other than quoted prices that are observable for the asset. Accordingly, the Company used mostly unobservable inputs, consisting of estimated future net cash flows generated specifically from the acquired customer relationships. However, the Company did use certain Level 1 and 2 inputs to substantiate certain assumptions that helped determine the discount rate it used in deriving the fair value of the intangible assets.

Based on this method, the Company determined that the adjusted carrying basis of its intangible assets resulting from its merger with vFinance amounts to $466,000 at September 30, 2012, which will be fully amotized in the first nine months of fiscal 2013. The remaining intangible asset will be amortized over the balance of the assets original life for 0.75 years. Amortization of the Company’s intangible asset for the fiscal years ending September 30, 2012 and 2011 was $621,000 and $621,000, respectively.